Loans - Past Due and Non Accrual (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
30-59 Days Past Due	$ 10,338	$ 7,661
60-89 Days Past Due	1,695	3,661
90 Days or Greater Past Due	22,434	20,650
Total Past Due	34,467	31,972
Loans on Non-accrual	41,530	39,573
One-to Four-Family [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
30-59 Days Past Due	6,203	3,996
60-89 Days Past Due	1,185	2,476
90 Days or Greater Past Due	6,714	8,990
Total Past Due	14,102	15,462
Loans on Non-accrual	17,622	18,870
Multi-Family Residential Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
30-59 Days Past Due	75
60-89 Days Past Due
90 Days or Greater Past Due	85	364
Total Past Due	160	364
Loans on Non-accrual		976
Home Equity Lines of Credit [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
30-59 Days Past Due	2,504	767
60-89 Days Past Due	178	674
90 Days or Greater Past Due	744	754
Total Past Due	3,426	2,195
Loans on Non-accrual	2,689	2,674
Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
30-59 Days Past Due	314	1,722
60-89 Days Past Due		379
90 Days or Greater Past Due	2,742	3,671
Total Past Due	3,056	5,772
Loans on Non-accrual	8,972	8,844
Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
30-59 Days Past Due	497	496
60-89 Days Past Due
90 Days or Greater Past Due	11,297	6,553
Total Past Due	11,794	7,049
Loans on Non-accrual	11,298	7,785
Total Real Estate Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
30-59 Days Past Due	9,593	6,981
60-89 Days Past Due	1,363	3,529
90 Days or Greater Past Due	21,582	20,332
Total Past Due	32,538	30,842
Loans on Non-accrual	40,581	39,149
Commercial Business Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
30-59 Days Past Due	284	201
60-89 Days Past Due	50
90 Days or Greater Past Due	852	318
Total Past Due	1,186	519
Loans on Non-accrual	949	424
Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
30-59 Days Past Due	461	479
60-89 Days Past Due	282	132
90 Days or Greater Past Due
Total Past Due	743	611
Loans on Non-accrual